Taxes	12 Months Ended
Oct. 31, 2021
Taxes
Taxes

17. Taxes

Income tax expense varies from the amount that would result from applying the Canadian federal and provincial statutory income tax rates to income or loss before income taxes. These differences result from the following:

As at	2021	2020
	$	$
Accounting Loss before income taxes	(35,767)	(6,125)
Canadian Statutory tax rate	23%	25%
Expected income tax recovery based on statutory rates	(8,226)	(1,531)

Increase (decrease) in taxes resulting from:
Non-deductible items	1,046	16
Tax on dispositions	813	-
Change in tax rates and subsidiary rate differential	82	77
Revaluation of tax estimates	1,344	-
Change in unrecognized deferred tax assets	3,875	1,667
Other items	336	-
Tax expense (recovery)	(730)	229

The following items constitute the components of the deferred tax:

For the year ended October 31, 2021	Deferred income tax asset (liability) beginning of year	Acquired business combination	Recognized in earnings	Deferred income tax asset (liability) end of year
	$	$	$	$
Capital assets	(2,422)	(11,656)	1,801	(12,277)
Right-of-use assets/liabilities	(1,709)	88	2,072	451
Other	(1,535)	2,039	2,596	3,100
Non-capital loss carry-forwards	8,774	9,825	445	19,044
Tax benefits not recognized	(5,043)	(9,638)	(4,214)	(18,895)
	(1,935)	(9,342)	2,700	(8,577)

Deferred income tax assets	250	-	(250)	-
Deferred income tax liabilities	(2,185)	(9,342)	2,950	(8,577)
	(1,935)	(9,342)	2,700	(8,577)

17. Taxes (continued)

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

As at October 31, 2021, the Company had approximately $75,500 of non-capital income tax losses carried forward, which will begin to expire starting in 2036. The Company also had approximately $2,900 of capital losses carried forward. Deferred tax assets have not been recognized in respect of those losses for which there currently is no expectation of future loss utilization as they may not be used to offset taxable profits in the near future, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. If the consolidated financials were able to recognize all such unrecognized deferred tax assets, the profit after tax would increase in concurrence with the income tax recoverable in the future periods.